Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Financial Instruments (Details) [Line Items]
Volatility rate	[1]
Derivatives instruments not designated as hedging [Member]
Financial Instruments (Details) [Line Items]
Fair value of the derivative instruments not designated as hedging	$ 20
Open transactions for derivative instruments	19,906
Cash flow hedges [Member]
Financial Instruments (Details) [Line Items]
Open transactions for derivative instruments	226
Fair value of derivative instrument designated as hedging instrument	53
Other comprehensive income	$ 303
“Monte Carlo Simulation” [Member]
Financial Instruments (Details) [Line Items]
Adjusted discount rate	10.50%
Volatility rate	10.60%
Fair value total	$ 21,995

[1]	During the year ended December 31, 2021, no grants of options or RS were made